INTANGIBLE ASSETS NET (Details 1) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
INTANGIBLE ASSETS
2024	$ 208,530	$ 763,292
2025	833,637	763,026
2026	834,846	764,213
2027	834,846	764,213
2028	783,423	735,772
Thereafter	3,846,582	3,488,769
Total amortization	$ 7,341,864	$ 7,279